Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of treasury shares [line items]
At January 1	€ 337	€ 325
At December 31	281	337	€ 325
Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	2	2
At December 31	€ 3	€ 2	€ 2
Aegon N. V. and subsidiaries [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	61,418	64,488	47,473
At December 31	65,540	61,418	64,488
At January 1	€ 326	€ 314	€ 178
At December 31	€ 269	€ 326	€ 314
Aegon N. V. and subsidiaries [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	13,856	15,346	17,325
At December 31	25,310	13,856	15,346
At January 1	€ 2	€ 2	€ 2
At December 31	€ 3	€ 2	€ 2
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price EUR 5.10 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(3,657)
Sale: transactions, price average, Amount	€ (19)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 5.25 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(32,874)
Sale: transactions, price average, Amount	€ (173)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	32,874
Purchase: transactions, average price, Amount	€ 149
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 5.16 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(35,370)
Sale: transactions, price average, Amount	€ (183)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 3.89 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	43,150
Purchase: transactions, average price, Amount	€ 168
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 3.76 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(3,070)
Sale: transactions, price average, Amount		€ (12)
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 4.62 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(21,954)
Sale: transactions, price average, Amount		€ (101)
Aegon N. V. and subsidiaries [member] | Purchase Transactions Average Price 5.34 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		21,954
Purchase: transactions, average price, Amount		€ 117
Aegon N. V. and subsidiaries [member] | Sale Transactions Average Price 5.09 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(24,134)
Sale: transactions, price average, Amount		€ (123)
Aegon N. V. and subsidiaries [member] | Purchase Transactions Average Price 5.43 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		24,134
Purchase: transactions, average price, Amount		€ 131
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.44 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(4,085)
Sale: transactions, price average, Amount			€ (14)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.68 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(26,916)
Sale: transactions, price average, Amount			€ (99)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 3.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(3,849)
Sale: transactions, price average, Amount			€ (14)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 5.09 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			51,865
Purchase: transactions, average price, Amount			€ 263
Aegon N. V. and subsidiaries [member] | Sale Transactions Price Average 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,774)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	13,227
Purchase: transactions, average price, Amount	€ 1
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(1,489)	(1,979)
Aegon N. V. and subsidiaries [member] | Sale transactions price average 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(13,043)
Sale: transactions, price average, Amount			€ (1)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			13,043
Purchase: transactions, average price, Amount			€ 2
Aegon N.V [member]
Disclosure of treasury shares [line items]
At January 1	76,419
At December 31	91,893	76,419
At January 1	€ 337
At December 31	€ 281	€ 337
Aegon N.V [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	61,418	64,488
At December 31	65,540	61,418	64,488
At January 1	€ 326	€ 314
At December 31	€ 269	€ 326	€ 314
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	13,856	15,346
At December 31	25,310	13,856	15,346
At January 1	€ 2	€ 2
At December 31	€ 3	€ 2	€ 2
Aegon N.V [member] | Sale: transactions, average price EUR 5.10 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(3,657)
Sale: transactions, price average, Amount	€ (19)
Aegon N.V [member] | Sale: 1 transaction, average price EUR 5.25 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(32,874)
Sale: transactions, price average, Amount	€ (173)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	32,874
Purchase: transactions, average price, Amount	€ 149
Aegon N.V [member] | Sale: 1 transaction, average price EUR 5.16 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(35,370)
Sale: transactions, price average, Amount	€ (183)
Aegon N.V [member] | Purchase: 1 transaction, average price EUR 3.89 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	43,150
Purchase: transactions, average price, Amount	€ 168
Aegon N.V [member] | Sale Transactions Price Average 3.76 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(3,070)
Sale: transactions, price average, Amount		€ (12)
Aegon N.V [member] | Sale Transactions Price Average 4.62 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(21,954)
Sale: transactions, price average, Amount		€ (101)
Aegon N.V [member] | Purchase Transactions Average Price 5.34 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		21,954
Purchase: transactions, average price, Amount		€ 117
Aegon N.V [member] | Sale Transactions Average Price 5.09 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(24,134)
Sale: transactions, price average, Amount		€ (123)
Aegon N.V [member] | Purchase Transactions Average Price 5.43 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		24,134
Purchase: transactions, average price, Amount		€ 131
Aegon N.V [member] | Sale: 1 transaction, average price EUR 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(1,489)
Aegon N.V [member] | Sale: 1 transaction, average price EUR 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,774)
Aegon N.V [member] | Buy: 1 transaction, average price EUR 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	13,227
Purchase: transactions, average price, Amount	€ 1